Leases (Notes)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lessee, Operating Leases [Text Block]
15. LEASES
As described in Note 1, effective January 1, 2019, we adopted ASC 842 using the optional transition method. In accordance with the optional transition method, we did not recast the prior period consolidated financial statements and all prior period amounts and disclosures are presented under ASC 840. Finance leases are not material to our consolidated financial statements and are therefore not included in the following disclosures.
Total Lease Cost
Total lease cost is included in Product and Service costs and G&A expenses in the consolidated statement of earnings and comprehensive income and is recorded net of immaterial sublease income. Total lease cost is comprised of the following:

$ in millions	Year Ended December 31, 2019
Operating lease cost	$318
Variable lease cost	11
Short-term lease cost	75
Total lease cost	$404

Supplemental Balance Sheet Information
Supplemental operating lease balance sheet information consists of the following:

$ in millions	December 31, 2019
Operating lease right-of-use assets	$1,511

Other current liabilities	261
Operating lease liabilities	1,308
Total operating lease liabilities	$1,569

Other Supplemental Information
Other supplemental operating lease information consists of the following:

$ in millions	Year Ended December 31, 2019
Cash paid for amounts included in the measurement of operating lease liabilities	$307
Right-of-use assets obtained in exchange for new lease liabilities	462

Weighted average remaining lease term	11.6 years
Weighted average discount rate	3.8%

Maturities of Lease Liabilities
Maturities of operating lease liabilities as of December 31, 2019 are as follows:

$ in millions
Year Ending December 31
2020	$300
2021	262
2022	224
2023	185
2024	146
Thereafter	875
Total lease payments	1,992
Less: imputed interest	(423)
Present value of operating lease liabilities	$1,569

As of December 31, 2019, we have approximately $125 million in rental commitments for real estate leases that have not yet commenced. These leases are expected to commence in 2020 and 2021 with lease terms of 3 to 11 years.

Rental expense for operating leases classified under ASC 840 for the years ended December 31, 2018 and 2017 were $375 million and $300 million, respectively. These amounts are net of immaterial amounts of sublease income. As of December 31, 2018, future minimum lease payments under long-term non-cancelable operating leases as classified under ASC 840 were as follows:

$ in millions
Year Ending December 31
2019	$312
2020	270
2021	221
2022	186
2023	152
Thereafter	939
Total minimum lease payments	$2,080